Performance Management - BNY Mellon Enhanced Dividend and Income ETF	Aug. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the fund. Performance results shown in the bar chart and the performance table below reflect the performance of Class M shares of the Predecessor Fund. The bar chart shows changes in the Predecessor Fund's performance from year to year. The table compares the average annual total returns of the Predecessor Fund to those of the Russell 1000® Index, the broad-based benchmark of the fund and the Predecessor Fund, the Russell 1000® Value Index, the fund's performance-based benchmark, and the Dow Jones U.S. Select Dividend™ Index (Dow Jones Index), the Predecessor Fund's performance-based benchmark. The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More information related to performance information may be available at www.bny.com/investments.
Performance Past Does Not Indicate Future [Text]	The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]

During the periods shown in the chart:
Best Quarter
2020, Q4: 20.85
Worst Quarter
2020, Q1: -33.20

The year-to-date total return of the Predecessor Fund's Class M shares as of September 30, 2025 was 13.42%.
Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - BNY Mellon Enhanced Dividend and Income ETF		12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	Russell 1000® Index
Russell 1000® Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		24.51%	14.28%	12.87%
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	Russell 1000® Value Index
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		14.37%	8.68%	8.49%
Dow Jones Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	Dow Jones Index
Dow Jones Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		16.62%	8.86%	9.38%
Predecessor Fund – Class M Shares | Average Annual Return, Label [Optional Text]	Returns before taxes
Predecessor Fund – Class M Shares | Average Annual Return, Percent		14.60%	11.01%	10.40%
Predecessor Fund – Class M Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions
Predecessor Fund – Class M Shares | After Taxes on Distributions | Average Annual Return, Percent		9.01%	6.90%	7.10%
Predecessor Fund – Class M Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions and sale of fund shares
Predecessor Fund – Class M Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		11.93%	8.06%	7.67%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
Predecessor Fund – Class M Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the Predecessor Fund's Class M shares as of
Bar Chart, Year to Date Return	13.42%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.85%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(33.20%)
Lowest Quarterly Return, Date	Mar. 31, 2020